COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments And Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES [Text Block]

25. COMMITMENTS AND CONTINGENCIES

a) Commitments

The Company is a party to certain contracts relating to service and supply agreements. Future minimum payments under these agreements as at December 31, 2025, are presented in the following table:

2026	11,537
2027	1,679
2028	-
2029	-
2030 and thereafter	-
Total commitments	13,216

As at December 31, 2025, the Company had commitments to incur capital expenditures of $1,132 (2024 - $47,863) for Florence Copper and $24,156 (2024 - $6,600) for Gibraltar.

b) Contingencies

There are no known contingencies that would impact the financial position or performance of the Company as at December 31, 2025.